UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22437
Guggenheim Build America Bonds Managed Duration Trust
(Exact name of registrant as specified in charter)
2455 Corporate West Drive Lisle, IL 60532
(Address of principal executive offices) (Zip code)
Kevin M. Robinson 2455 Corporate West Drive Lisle, IL 60532
(Name and address of agent for service)

Registrant’s telephone number, including area code: (630) 505-3700

Date of fiscal year end: May 31
Date of reporting period: June 1, 2011-August 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.     Schedule of Investments.
         Attached hereto.

GBAB Guggenheim Build America Bonds Managed Duration Trust
Portfolio of Investments
August 31, 2011 (unaudited)

Principal Amount	Description	Rating (S&P)*	Coupon	Maturity	Optional Call Provisions**	Value
	Long-Term Investments - 127.7%
	Municipal Bonds - 106.4%
	Alabama - 2.9%
$3,000,000	Alabama State University, General Tuition and Fee Revenue Bonds, Taxable Direct-Pay Build America Bonds, (Assured GTY)(a)(i)	AA+	7.10%	09/01/2035	09/01/20 @ 100	$3,247,440
5,000,000	Alabama State University, General Tuition and Fee Revenue Bonds, Taxable Direct-Pay Build America Bonds, (Assured GTY)(a)(i)	AA+	7.20%	09/01/2038	09/01/20 @ 100	5,425,150
2,000,000	Alabama State University, General Tuition and Fee Revenue Bonds, Taxable Direct-Pay Build America Bonds, (Assured GTY)(a)(i)	AA+	7.25%	09/01/2040	09/01/20 @ 100	2,161,040
						10,833,630

	California - 20.2%
500,000	Alhambra Unified School District, Elementary Schools Improvement District, Los Angeles County, California, Election of 2008 General Obligation Bonds, Federally Taxable, Series B-1	A+	6.70%	02/01/2026	N/A	555,450
10,000,000	California, General Obligation Bonds, Various Purpose, Taxable Build America Bonds(a)	A-	7.70%	11/01/2030	11/01/20 @ 100	11,031,900
3,000,000	Culver City Redevelopment Agency, California, Taxable Tax Allocation Bonds, Culver City Redevelopment Project, Series 2011B	A	8.00%	11/01/2020	N/A	3,116,280
340,000	Cypress Elementary School District (Orange County, California), General Obligation Bonds, Direct Pay Qualified School Construction Bonds, 2008 Election, Series B-2 (i)	A+	6.05%	08/01/2021	N/A	363,164
660,000	Cypress Elementary School District (Orange County, California), General Obligation Bonds, Direct Pay Qualified School Construction Bonds, 2008 Election, Series B-2(i)	A+	6.65%	08/01/2025	N/A	708,708
7,500,000	Long Beach Unified School District, California, Qualified School Construction Bonds, Federally Taxable, Election of 2008, General Obligation Bonds, Series B-1	AA-	5.91%	08/01/2025	N/A	8,228,475
10,000,000	Los Angeles, California, Department of Water & Power Revenue, Taxable Build America Bonds(a)	AA-	7.00%	07/01/2041	07/01/21 @ 100	11,326,600
10,000,000	Los Angeles, California, Department of Water & Power Revenue, Taxable Build America Bonds(a)	AA	7.00%	07/01/2041	07/01/20 @ 100	11,251,500
5,000,000	Metropolitan Water District, Southern California, Water Revenue Bonds, 2010 Authorization, Taxable Build America Bonds, Series A(a)	AAA	6.95%	07/01/2040	07/01/20 @ 100	5,636,350
1,025,000	Monrovia Unified School District, Los Angeles County, California, Election of 2006 General Obligation Bonds, Build America Bonds, Federally Taxable, Series C-1(a)(i)	A+	7.25%	08/01/2028	N/A	1,107,543
1,000,000	Placentia-Yorba Linda Unified School District (Orange County, California), General Obligation Bonds, Federally Taxable Direct-Pay Qualified School Construction Bonds, Election of 2008, Series E	AA-	5.40%	02/01/2026	N/A	990,060
5,000,000	Riverside Community College District, Riverside County, California, Election of 2004 General Obligation Bonds, Taxable Build America Bonds, Series 2010 D-1(a)	AA	7.02%	08/01/2040	08/01/20 @ 100	5,202,850
2,245,000	Santa Ana Unified School District, California, General Obligation Bonds, Federal Taxable Build America Bonds(a)	Aa2	6.80%	08/01/2030	N/A	2,611,047
7,755,000	Santa Ana Unified School District, California, General Obligation Bonds, Federal Taxable Build America Bonds(a)	Aa2	7.10%	08/01/2040	N/A	9,355,555
3,330,000	Sonoma Valley Unified School District, General Obligation, Federally Taxable Build America Bonds	AA-	7.12%	08/01/2028	08/01/20 @ 100	3,510,986
						74,996,468

	Colorado - 3.1%
7,500,000	Colorado, Building Excellent Schools Today, Certificates of Participation, Taxable Build America Bonds, Series 2010E(a)	AA-	7.02%	03/15/2031	03/15/21 @ 100	8,566,500
2,500,000	Colorado, Building Excellent Schools Today, Certificates of Participation, Taxable Qualified School Construction, Series 2010-D	AA-	6.82%	03/15/2028	N/A	3,039,225
						11,605,725

	Florida - 4.4%
10,000,000	Miami-Dade County, Florida, Transit Sales Surtax Revenue, Taxable Build America Bonds, Series B(a)	AA	6.91%	07/01/2039	07/01/19 @ 100	10,921,800
5,000,000	Orlando, Florida, Community Redevelopment Agency, Taxable Tax Increment Revenue Build America Bonds, Series 2010B(a)(i)	A	7.78%	09/01/2040	09/01/20 @ 100	5,469,450
						16,391,250

	Georgia - 1.4%
5,000,000	Georgia Municipal Association, Inc., Certificates of Participation, DeKalb County Public Schools Project, (AGM)	AA+	5.21%	12/01/2022	N/A	5,054,000

	Illinois - 13.1%
5,000,000	Chicago, Illinois, Board of Education, Unlimited Tax General Obligation Bonds, Dedicated Revenues, Taxable Build America Bonds, Series 2010D(a)	AA-	6.52%	12/01/2040	N/A	5,447,050
5,100,000	Chicago, Illinois, Second Lien Wastewater Transmission Revenue Project Bonds, Taxable Build America Bonds, Series 2010B(a)(i)	A+	6.90%	01/01/2040	N/A	6,110,616
2,990,000	Chicago, Illinois, Second Lien Water Revenue Bonds, Taxable Build America Bonds, Series 2010B(a)(i)	AA-	6.74%	11/01/2040	N/A	3,595,983
5,000,000	Illinois, General Obligation Bonds, Taxable Build America Bonds, Series 2010-5(a)	A+	7.35%	07/01/2035	N/A	5,448,650
7,140,000	Northern Illinois Municipal Power Agency, Power Project Taxable Revenue Bonds, Prairie State Project Build America Bonds(a)	A2	7.62%	01/01/2030	N/A	8,195,720
2,860,000	Northern Illinois Municipal Power Agency, Power Project Taxable Revenue Bonds, Prairie State Project Build America Bonds(a)	A2	7.82%	01/01/2040	N/A	3,437,520
4,500,000	Northern Illinois University, Auxiliary Facilities System Revenue Bonds, Build America Program, Taxable, Series 2010, (AGM)(a)(i)	Aa3	7.95%	04/01/2035	04/01/20 @ 100	5,120,865
5,000,000	Northern Illinois University, Auxiliary Facilities System Revenue Bonds, Build America Program, Taxable, Series 2010, (AGM)(a)	Aa3	8.15%	04/01/2041	04/01/20 @ 100	5,716,600
3,000,000	Southwestern Illinois, Development Authority, Taxable Local Government, Program Revenue Bonds, Flood Prevention District Council Project, Recovery Zone Economic Development Bonds, Series 2010C(i)	AA	7.23%	10/15/2035	04/15/20 @ 100	3,265,170
2,000,000	Southwestern Illinois, Development Authority, Taxable Local Government, Program Revenue Bonds, Flood Prevention District Project, Build America Bonds, Series 2010-B(a)(i)	AA	7.03%	04/15/2032	04/15/20 @ 100	2,073,520
						48,411,694

	Indiana - 5.4%
8,690,000	Evansville-Vanderburgh Independent School Building Corporation, Unlimited Taxable Ad Valorem Property Tax First Mortgage Bonds, Series 2010E(a)	AA+	6.50%	01/15/2030	07/15/20 @ 100	9,289,784
10,000,000	Noblesville Multi-School Building Corporation, Hamilton County, Indiana, Taxable Unlimited Ad Valorem Property Tax First Mortgage Bonds, Build America Bonds, Series 2010(a)	AA+	6.50%	07/15/2030	01/15/21 @ 100	10,904,100
						20,193,884

	Louisiana - 0.3%
1,055,000	Tangipahoa Parish Hospital Service District No. 1, Louisiana, Taxable Hospital Revenue Bonds, North Oaks Health System Project, Build America Bonds, Series 2009A, (Assured GTY)(a)(i)	AA+	7.20%	02/01/2042	02/01/20 @ 100	1,105,260

	Michigan - 4.6%
415,000	Comstock Park Public Schools, Kent County, Michigan, 2011 School Building and Site Bonds, General Obligation - Unlimited Tax, Federally Taxable - Qualified School Construction Bonds - Direct Payment, Series A	AA-	6.30%	05/01/2026	05/01/21 @ 100	437,568
690,000	Detroit, Michigan, School District, Build America Bonds(a)(i)	AA-	7.75%	05/01/2039	N/A	804,726
5,000,000	Detroit, Michigan, School District, School Building and Site Bonds, Unlimited Tax General Obligation Bonds, Taxable Build America Bonds, Series, Series 2010B(a)(i)	AA-	6.85%	05/01/2040	05/01/20 @ 100	5,103,900
1,640,000	Detroit, Michigan, School District, School Building and Site Bonds, Unlimited Tax General Obligation Bonds, Taxable Qualified School Construction Bonds, Series 2010A(i)	AA-	6.65%	05/01/2029	N/A	1,730,331
3,000,000	Fraser Public School District, Macomb County, Michigan, General Obligation Federally Taxable School Construction Bonds, 2011 School Building and Site Bonds, Series B	AA-	6.05%	05/01/2026	05/01/21 @ 100	3,158,100
1,000,000	Oakridge, Michigan, Public Schools, Unlimited Tax General Obligation Bonds(i)	AA-	6.75%	05/01/2026	05/01/20 @ 100	1,055,160
2,500,000	Whitehall District Schools, Muskegon County, Michigan, 2010 School Building and Site Bonds, General Obligation, Unlimited Tax Bonds, Taxable Qualified School Construction Bonds, Series A	AA-	6.10%	05/01/2026	05/01/20 @ 100	2,606,450
2,000,000	Whitehall District Schools, Muskegon County, Michigan, 2010 School Building and Site Bonds, General Obligation, Unlimited Tax Bonds, Taxable Qualified School Construction Bonds, Series A	AA-	6.50%	05/01/2029	05/01/20 @ 100	2,090,620
						16,986,855

	Minnesota - 0.9%
1,660,000	St. Paul Housing & Redevelopment Authority, Federally Taxable Revenue Bonds	AA	7.25%	02/01/2035	02/01/21 @ 100	1,767,601
1,540,000	St. Paul Housing & Redevelopment Authority, Federally Taxable Revenue Bonds	AA	7.50%	02/01/2040	02/01/21 @ 100	1,635,388
						3,402,989

	Mississippi - 2.0%
5,000,000	Medical Center Educational Building Corporation, Taxable Build America Bonds, University of Mississippi Medical Center Facilities Expansion and Renovation Project, Series 2010A(a)(i)	AA-	6.84%	06/01/2035	06/01/20 @ 100	5,267,000
1,000,000	Mississippi, Hospital Equipment and Facilities Authority, Taxable Build America Revenue Bonds, Forrest County General Hospital Project, Series 2010(a)(i)	A2	7.27%	01/01/2032	01/01/20 @ 100	1,036,710
905,000	Mississippi, Hospital Equipment and Facilities Authority, Taxable Build America Revenue Bonds, Forrest County General Hospital Project, Series 2010(a)(i)	A2	7.39%	01/01/2040	01/01/20 @ 100	929,607
						7,233,317

	Nevada - 2.8%
1,425,000	Clark County, Nevada, Airport Revenue Bonds, Build America Bonds, Series B(a)	AA-	6.88%	07/01/2042	07/01/19 @ 100	1,523,781
1,200,000	Las Vegas Valley Water District, Nevada, Limited Tax General Obligation Water Bonds, Taxable Build America Bonds, Series 2009A(a)	AA+	7.10%	06/01/2039	06/01/19 @ 100	1,275,576
1,500,000	Nevada System of Higher Education University, Revenue Bonds, Build America Bonds(a)	AA-	7.60%	07/01/2030	07/01/20 @ 100	1,720,650
5,050,000	Nevada System of Higher Education University, Revenue Bonds, Build America Bonds(a)	AA-	7.90%	07/01/2040	07/01/20 @ 100	5,836,436
						10,356,443

	New Jersey - 6.3%
8,000,000	Camden County Improvement Authority, Camden County, New Jersey, Lease Revenue Bonds, Cooper Medical School of Rowan University Project, Series 2010A(a)(i)	A+	7.75%	07/01/2034	07/01/20 @ 100	8,608,080
2,000,000	Camden County Improvement Authority, Camden County, New Jersey, Lease Revenue Bonds, Cooper Medical School of Rowan University Project, Series 2010A(a)(i)	A+	7.85%	07/01/2035	07/01/20 @ 100	2,156,920
10,000,000	New Jersey Turnpike Authority, Turnpike Revenue Bonds, Federally Taxable Issuer Subsidy, Build America Bonds, Series 2010A(a)	A+	7.10%	01/01/2041	N/A	12,626,100
						23,391,100

	New York - 6.0%
5,000,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Taxable Build America Bonds, Series 2010E(a)	A	7.13%	11/15/2030	11/15/20 @ 100	5,494,400
5,000,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Taxable Build America Bonds, Series 2010B-1(a)(i)	A	6.55%	11/15/2031	N/A	5,624,550
10,000,000	Westchester County Health Care Corporation, Revenue Bonds, Taxable Build America Bonds, Series 2010(a)(i)	BBB	8.57%	11/01/2040	N/A	11,172,900
						22,291,850

	Ohio - 5.4%
5,000,000	American Municipal Power, Inc., Combined Hydroelectric Projects Revenue Bonds, New Clean Renewable Energy Bonds, Series 2010C(i)	A	7.33%	02/15/2028	N/A	5,940,700
1,950,000	Cuyahoga County, Ohio, Hospital Revenue Bonds, The Metrohealth System, Build America Bonds, Taxable, Series 2009B(a)(i)	A-	8.22%	02/15/2040	N/A	2,203,558
2,500,000	Madison Local School District, Richland County, Ohio, School Improvement, Taxable Build America Bonds, Series 2010A(a)	AA	6.90%	12/01/2034	12/01/20 @ 100	2,615,250
2,500,000	Madison Local School District, Richland County, Ohio, School Improvement, Taxable Build America Bonds, Series 2010A(a)	AA	7.15%	12/01/2039	12/01/20 @ 100	2,605,150
2,500,000	Madison Local School District, Richland County, Ohio, School Improvement, Taxable Build America Bonds, Series 2010A(a)	AA	7.30%	12/01/2043	12/01/20 @ 100	2,604,450
2,500,000	Madison Local School District, Richland County, Ohio, School Improvement, Taxable Qualified School Construction Bonds, Series 2010B	AA	6.65%	12/01/2029	12/01/20 @ 100	2,687,450
1,230,000	Toronto City School District, Ohio, Qualified School Construction Bonds General Obligation Bonds(i)	AA	7.00%	12/01/2028	12/01/20 @ 100	1,308,585
						19,965,143

	Pennsylvania - 3.7%
4,865,000	Lebanon, Pennsylvania, Sewer Revenue Bonds, Taxable Build America Bonds, Series B of 2010(a)	A+	7.14%	12/15/2035	06/15/20 @ 100	5,216,448
7,500,000	Pittsburgh, Pennsylvania, School District, Taxable Qualified School Construction Bonds, Series D	A	6.85%	09/01/2029	N/A	8,677,125
						13,893,573

	South Carolina - 1.4%
5,000,000	Horry County, South Carolina, Taxable Airport Revenue Bonds, Recovery Zone Economic Development Bonds, Series 2010B(a)(i)	A-	7.33%	07/01/2040	N/A	5,161,750

	South Dakota - 1.0%
3,490,000	Pierre, South Dakota, Taxable Electric Revenue Bonds, Recovery Zone Economic Development Bonds, Series 2010C(a)(i)	A2	7.50%	12/15/2040	12/15/19 @ 100	3,661,150

	Texas - 5.8%
10,000,000	Dallas, Texas, Convention Center Hotel Development Corporation, Hotel Revenue Bonds, Taxable Build America Bonds, Series 2009B(a)(i)	A+	7.09%	01/01/2042	N/A	10,928,800
10,000,000	El Paso, Texas, Combination Tax and Revenue Certification of Obligation, Taxable Build America Bonds, Series 2010B(a)	AA	6.70%	08/15/2036	08/15/20 @ 100	10,632,100
						21,560,900

	Vermont - 2.7%
2,155,000	Vermont State Colleges, Revenue Bonds, Taxable Build America Bonds, Series 2010B(a)(i)	A+	6.10%	07/01/2025	07/01/20 @ 100	2,239,131
7,500,000	Vermont State Colleges, Revenue Bonds, Taxable Build America Bonds, Series 2010B(a)(i)	A+	7.21%	07/01/2040	07/01/20 @ 100	7,850,325
						10,089,456

	Washington - 9.6%
5,000,000	Anacortes, Washington, Utility System Improvement Revenue Bonds, Build America Bonds, Series 2010B(a)(i)	AA-	6.48%	12/01/2030	12/01/20 @ 100	5,234,550
2,000,000	Auburn, Washington, Utility System Revenue Bonds, Taxable Build America Bonds, Series 2010B(a)(i)	AA	6.40%	12/01/2030	12/01/20 @ 100	2,200,780
5,000,000	Central Washington University, System Revenue Bonds, 2010, Taxable Build America Bonds, Series B(a)(i)	A1	6.50%	05/01/2030	N/A	5,255,550
5,800,000	Public Hospital District No. 1, King County, Washington, Valley Medical Center, Hospital Facilities Revenue Bonds, Series 2010B(a)(i)	BBB+	8.00%	06/15/2040	06/15/20 @ 100	6,014,890
5,000,000	Washington State Convention Center Public Facilities District, Lodging Tax Bonds, Taxable Build America Bonds, Series 2010B(a)	A+	6.79%	07/01/2040	N/A	5,805,800
3,325,000	Washington State University, Housing and Dining System Revenue Bonds, Taxable Build America Bonds, Series 2010B(a)(i)	A+	7.10%	04/01/2032	N/A	3,617,633
6,675,000	Washington State University, Housing and Dining System Revenue Bonds, Taxable Build America Bonds, Series 2010B(a)(i)	A+	7.40%	04/01/2041	N/A	7,325,145
						35,454,348

	West Virginia - 3.4%
10,000,000	State of West Virginia, Higher Education Policy Commission, Revenue Bonds, Federally Taxable Build America Bonds 2010, Series B(a)	A+	7.65%	04/01/2040	N/A	12,773,000

	Total Municipal Bonds - 106.4%
	(Cost $357,396,723)					394,813,785

	Corporate Bonds - 8.8%
	Advertising - 0.0%
150,000	inVentiv Health, Inc.(c)	Caa2	10.00%	08/15/2018	08/15/14 @ 105	135,375

	Airlines - 0.8%
552,936	Atlas Air 00-1 Class A Pass Through Trust, Series 00-1	NR	8.71%	1/2/2019	N/A	572,289
168,949	Atlas Air 99-1 Class A-2 Pass Through Trust, Series 991A	NR	6.88%	04/02/2014	N/A	160,501
2,000,000	Delta Air Lines 2011-1 Class B Pass Through Trust, Series 1B	BB	7.13%	10/15/2014	N/A	1,994,100
163,000	Global Aviation Holdings, Inc.(d)	D	14.00%	08/15/2013	08/15/12 @ 111	134,883
						2,861,773

	Building Materials - 0.4%
2,000,000	Cemex SAB de CV (Mexico)(c )	B	9.00%	01/11/2018	01/11/15 @ 105	1,650,000

	Commercial Services - 0.9%
2,200,000	DynCorp International, Inc.	B-	10.38%	07/01/2017	07/01/14 @ 105	2,101,000
1,140,000	NCO Group, Inc.	CCC-	11.88%	11/15/2014	11/15/11 @ 103	1,054,500
						3,155,500

	Computers - 0.4%
500,000	Compucom Systems, Inc.(c)	B	12.50%	10/01/2015	10/01/12 @ 103	503,750
900,000	iGATE Corp.(c)	B+	9.00%	05/01/2016	05/01/14 @ 105	850,500
						1,354,250

	Distribution & Wholesale - 0.2%
550,000	Baker & Taylor, Inc.(c)	CCC+	11.50%	07/01/2013	07/01/12 @ 100	418,000
175,000	Intcomex, Inc.	B-	13.25%	12/15/2014	12/15/12 @ 107	170,625
						588,625

	Diversified Financial Services - 0.1%
500,000	McGuire Air Force Base/Fort Dix Privatized Military Housing Project(c )	AA-	5.61%	09/15/2051	N/A	466,475

	Engineering & Construction - 0.7%
2,200,000	Alion Science and Technology Corp.(e)	B	12.00%	11/01/2014	04/01/13 @ 105	2,079,000
1,000,000	Alion Science and Technology Corp.	CCC	10.25%	02/01/2015	02/01/12 @ 103	680,000
						2,759,000

	Entertainment - 1.1%
1,600,000	Diamond Resorts Corp.	B-	12.00%	08/15/2018	08/15/14 @ 106	1,552,000
1,810,000	Lions Gate Entertainment, Inc.(c)	B-	10.25%	11/01/2016	11/01/13 @ 105	1,791,900
1,000,000	WMG Acquisition Corp.(c)	B-	11.50%	10/01/2018	10/01/14 @ 109	910,000
						4,253,900

	Food - 0.6%
2,125,000	Bumble Bee Acquisition Corp.(c)	B	9.00%	12/15/2017	12/15/14 @ 105	2,061,250

	Health Care Services - 0.1%
550,000	Apria Healthcare Group, Inc.	BB+	11.25%	11/01/2014	11/01/12 @ 103	541,750

	Healthcare-Services - 0.2%
325,000	OnCure Holdings, Inc.	B	11.75%	05/15/2017	05/15/14 @ 106	293,313
423,503	Symbion, Inc.(e)	CCC+	11.00%	08/23/2015	08/23/12 @ 103	421,385
						714,698

	Internet - 1.1%
4,250,000	GXS Worldwide, Inc.(i)	B	9.75%	06/15/2015	06/15/12 @ 105	4,165,000

	Machinery-Diversified - 0.1%
250,000	Tempel Steel Co.(c)	B	12.00%	08/15/2016	02/15/14 @ 109	252,032

	Mining - 0.1%
400,000	Midwest Vanadium Pty Ltd. (Australia)(c )	B-	11.50%	02/15/2018	02/15/15 @ 106	378,000

	Packaging & Containers - 0.6%
1,950,000	Pregis Corp.	CCC	12.38%	10/15/2013	10/15/11 @ 100	1,794,000
300,000	Pretium Packaging LLC/Pretium Finance, Inc.(c)	B	11.50%	04/01/2016	04/01/14 @ 106	294,750
						2,088,750

	Real Estate Investment Trusts - 0.2%
750,000	Wells Operating Partnership II LP(c )	BBB-	5.88%	04/01/2018	N/A	794,637

	Retail - 0.3%
1,150,000	Liz Claiborne, Inc.(c)	B-	10.50%	04/15/2019	04/15/14 @ 105	1,158,625

	Software - 0.1%
400,000	Lawson Software, Inc.(c)	B-	11.50%	07/15/2018	07/15/15 @ 106	366,000

	Textiles - 0.0%
150,000	Empire Today LLC/Empire Today Finance Corp.(c)	B-	11.38%	02/01/2017	02/01/14 @ 106	140,250

	Transportation - 0.3%
550,000	Marquette Transportation Company/Marquette Transportation Finance Corp.	B-	10.88%	01/15/2017	01/15/13 @ 108	537,625
400,000	United Maritime Group, LLC/United Maritime Group Finance Corp.	B	11.75%	06/15/2015	12/15/12 @ 106	403,000
						940,625

	Trucking & Leasing - 0.5%
1,904,000	AWAS Aviation Capital Ltd. (Ireland)(c)	BBB-	7.00%	10/15/2016	10/18/13 @ 104	1,837,360

	Total Corporate Bonds - 8.8%
	(Cost $33,883,179)					32,663,875

	Asset Backed Securities - 7.7%
	Collateralized Debt Obligation - 2.6%
335,158	Commodore CDO I Ltd., Series 2005-3A, Class A1A (c) (f)	CCC-	0.55%	03/06/2040	N/A	122,333
260,437	Diversified Asset Securitization Holdings II LP, Series 1X, Class A1L(f)	A	0.74%	09/15/2035	N/A	220,314
120,973	G-Star Ltd., Series 2003-3A, Class A1(c) (f)	A+	0.82%	03/13/2038	N/A	114,320
798,529	Putnam Structured Product, Series 2002-1A, Class A2(c) (f)	BB+	0.89%	01/10/2038	N/A	634,423
9,111,700	Putnam Structured Product, Series 2003-1A, Class A1LB(c) (f)	B	0.66%	10/15/2038	N/A	7,884,081
500,000	TIAA Real Estate Ltd., Series 2002-1A, Class III(c) (g)	BBB+	7.60%	05/22/2037	N/A	495,885
						9,471,356

	Collateralized Loan Obligation - 2.5%
500,000	Alm Loan Funding, Series 2010-3A, Class C(c) (f)	BBB	4.30%	11/20/2020	N/A	477,975
1,000,000	CapitalSource Commercial Loan Trust, Series 2006-2A, Class D(c) (f)	B+	1.73%	09/20/2022	N/A	921,420
2,000,000	Churchill Financial Cayman Ltd., Series 2007-1A, Class C (c) (f) (i)	A+	1.50%	07/10/2019	N/A	1,533,960
1,000,000	Churchill Financial Cayman Ltd., Series 2007-1A, Class D1 (c) (f)	BBB+	2.85%	07/10/2019	N/A	807,450
1,000,000	Churchill Financial Cayman Ltd., Series 2007-1A, Class D2 (c)	BBB+	8.37%	07/10/2019	N/A	967,090
300,000	Cratos CLO Ltd., Series 2007-1A, Class C (c) (f)	AA-	1.40%	05/19/2021	N/A	240,183
500,000	DFR Middle Market CLO Ltd., Series 2007-1A, Class C(c) (f)	A	2.55%	07/20/2019	N/A	444,105
550,000	Eastland CLO Ltd., Series 2007-1A, Class A2B (c) (f)	A+	0.58%	05/01/2022	N/A	422,004
1,992,806	Newstar Trust, Series 2005-1A, Class C(c) (f)	B+	1.10%	07/25/2018	N/A	1,703,849
514,262	Sargas CLO II Ltd., Series 2006-1A, Class E(c) (f)	B+	4.25%	10/20/2018	N/A	459,632
1,500,000	Standard Chartered PLC (United Kingdom)(f)	CCC	0.29%	1/14/2012	N/A	1,412,310
						9,389,978

	Automotive - 0.0%
82,042	Bush Truck Leasing LLC, Series 2011-AA, Class C(c)	NR	5.00%	09/25/2018	N/A	81,825

	Timeshare - 0.2%
788,941	Silverleaf Finance LLC, Series 2011-A, Class A(c)	NR	9.00%	06/15/2023	N/A	744,098

	Transportation - 1.5%
5,596,961	Airplanes Pass-Through Trust, Series 2001-1A, Class A9(f)(i)	CCC	0.76%	03/15/2019	N/A	3,582,055
1,955,782	Vega Containervessel PLC, Series 2006-1A, Class A(c)	Ba3	5.56%	02/10/2021	N/A	1,838,435
						5,420,490

	Whole Business - 0.9%
1,300,000	Adams Outdoor Advertising, LP, Series 2010-1, Class B(c)	Ba2	8.84%	12/20/2040	N/A	1,444,696
1,825,000	Adams Outdoor Advertising, LP, Series 2010-1, Class C(c)	B3	10.76%	12/20/2040	N/A	2,039,070
						3,483,766

	Total Asset Backed Securities - 7.7%
	(Cost $28,498,584)					28,591,513

	Collateralized Mortgage Obligations - 0.5%
	Commercial Mortgage Backed Security - Traditional - 0.5%
$2,000,000	GS Mortgage Securities Corp. II, Series 2007-EOP, Class H(c) (f)	BBB-	3.58%	03/06/2020	N/A	1,944,347
	(Cost $1,791,770)

	Term Loans - 2.8%(h)
	Lodging - 0.7%
2,701,245	MGM Resorts International	Ba3	7.00%	2/21/2014	N/A	2,590,494

	Gaming - 0.1%
300,000	Rock Ohio Caesars 1st Lien	BB-	8.50%	08/11/2017	N/A	292,500

	Oil Field Services - 0.8%
2,985,000	Southern Pacific Resources 2nd Lien (Canada)	NR	10.75%	12/22/2016	N/A	2,970,075

	Other Industrials - 0.4%
966,373	NCO Group, Inc.	CCC+	8.00%	5/15/2013	N/A	947,654
500,000	Sirva Worldwide, Inc.	B	10.75%	03/17/2017	N/A	490,000
						1,437,654
	Retail - 0.1%
350,000	Targus Group International, Inc.	B2	11.00%	5/25/2016	N/A	337,750

	Technology - 0.7%
99,706	API Technologies Corp.	BB-	7.75%	06/27/2016	N/A	93,474
1,850,000	Flexera Software, Inc.	BB-	7.50%	01/20/2017	N/A	1,757,500
1,000,000	Infor Global Solutions 2nd Lien	Caa2	6.47%	3/2/2014	N/A	784,000
						2,634,974

	Total Term Loans - 2.8%
	(Cost $10,479,184)					10,263,447

Number
of Shares	Description					Value
	Preferred Stock - 1.5%
	Transportation - 1.5%
200,000	Seaspan Corp., Series C(i)	NR	9.50%			5,332,000
	(Cost $5,000,000)

	Warrants - 0.0%
1,550	Alion Science and Technology Corp.(b)					–
	(Cost $16)

	Total Long-Term Investments - 127.7%
	(Cost $437,049,456)					$ 473,608,967

	Short-Term Investments - 1.4%
Principal
Amount	Description	Rating (S&P)*	Coupon	Maturity		Value
	Municipal Bonds - 1.3%
	Michigan - 1.2%
$2,400,000	Michigan Finance Authority, State Aid Revenue Notes, School District of the City of Detroit, Series 2011A-2(i)	SP-1	6.65%	03/20/2012	N/A	2,457,336
2,000,000	Michigan Finance Authority, State Aid Revenue Notes, School District of the City of Detroit, Series 2011A-1(i)	SP-1	6.45%	02/20/2012	N/A	2,039,341
						4,496,677
	New York - 0.1%
250,000	City of New York, General Obligation Bonds, Fiscal 2008, Series L, Subseries L-3 through L-6, Adjustable Rate Bonds	A-1	1.65%	04/01/2035	09/02/11 @ 100	$ 250,000

	Total Municipal Bonds - 1.3%
	(Cost $4,650,000)					4,746,677
Number
of Shares	Description					Value
	Money Market - 0.1%
432,516	Dreyfus Treasury Prime Cash Management Institutional Shares					432,516
	(Cost $432,516)

	Total Short-Term Investments - 1.4%
	(Cost $5,082,516)					$ 5,179,193

	Total Investments - 129.1%
	(Cost $442,131,972)					478,788,160
	Other Assets in excess of Liabilities - 1.7%					6,237,181
	Reverse Repurchase Agreements - (30.8%)					(114,060,213)
	Net Assets - 100.0%					$ 370,965,128

AGM – Insured by Assured Guaranty Municipal Corporation
Assured GTY - Insured by Assured Guaranty Corporation
LLC - Limited Liability Company
LP - Limited Partnership
N/A- Not Applicable
PLC - Public Limited Company
SAB de CV - Publicly Traded Company

*
Ratings shown are per Standard & Poor's, Moody's or Fitch.  Securities classified as NR are not rated. (For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided.  Likewise, for securities not rated by Standard & Poor's Rating Group and Moody's Investor Services, Inc., the rating by Fitch Ratings is provided.)  All ratings are unaudited.  The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

**	Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates.
(a)	Taxable municipal bond issued as part of the Build America Bond program.
(b)	Non-income producing security.

(c)
Securities are exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At August 31, 2011 these securities amounted to $39,330,085, which represents 10.6% of net assets applicable to common shares.

(d)	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
(e)
The issuer of this security may elect to pay interest entirely in cash, entirely by issuing payment-in-kind shares, or pay 50% of the interest in cash and 50% of the interest by issuing payment-in-kind shares.

(f)	Floating or variable rate coupon. The rate shown is as of August 31, 2011.
(g)	Security is a "Step-up" bond where the coupon increases or steps up at a predetermined date. The rate shown reflects the rate in effect at he end of the reporting period.
(h)
Term loans held by the Fund have a variable interest rate feature which is periodically adjusted based on an underlying interest rate benchmark.  In addition, term loans may include mandatory and/or optional prepayment terms.  As a result, the actual maturity dates of the loan may be different than the amounts disclosed in the portfolios of investments.  Term loans may be considered restricted in that the Fund may be contractually obligated to secure approval from the Agent Bank and/or Borrower prior to the sale or disposition of loan.

(i)
All of a portion of these securities have been physically segregated in connection with unfunded loan commitments and reverse repurchase agreements.  As of August 31, 2011, the total amount segregated was $158,721,024.

See previously submitted notes to financial statements for the period ended May 31, 2011.

At August 31, 2011, the Trust had the following unfunded loan commitments which could be extended at the option of the borrower:

Borrower	Principal Amount	Unrealized Appreciation
MGM Mirage, Inc.	$ 300,000	$ 2,700
Level 3	600,000	-
	$ 900,000	$ 2,700

Country Allocation*
United States	97.1%
Marshall Islands	1.1%
Canada	0.6%
Ireland	0.4%
Mexico	0.4%
United Kingdom	0.3%
Australia	0.1%
*Subject to change daily. Based on long-term investments.

At August 31, 2011 (unaudited), the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:
Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$ 442,131,972	$ 38,900,742	$ (2,244,554)	$ 36,656,188

Fair value is defined as the price that the Trust would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Trust adopted the Accounting Standards Update, Fair Value Measurements and
Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose: i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for
Level 2 or Level 3 positions, ii) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer, and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number.

The Trust values Level 1 securities using readily available market quotations in active markets.
The Trust values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Trust values Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management and approved by the Board of Trustees. The Trust did not have any Level 3 securities during the period ended August 31, 2011. There were no transfers between Level 1 and Level 2 during the period ended August 31, 2011.

The following table represents the Trust's investments carried on the Statement of Assets and
Liabilities by caption and by level within the fair value hierarchy as of August 31, 2011:

Description	Level 1	Level 2		Level 3	Total
(value in $000s)
Assets:
Municipal Bonds	$-	$399,560		$-	$399,560
Corporate Bonds	-	32,664		-	32,664
Asset Backed Securities	-	28,592		-	28,592
Collateralized Mortgage Obligations	-	1,944		-	1,944
Preferred Stock	5,332	-		-	5,332
Term Loans	-	10,263		-	10,263
Warrants	-	-	*	-	-
Money Market Fund	433	-		-	433
Unfunded Commitments	-	3		-	3
Total	$5,765	$473,026		$-	$478,791

*Amount rounds to less than $1.

Item 2.    Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant on this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.    Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act, as amended (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Guggenheim Build America Bonds Managed Duration Trust

By:          /s/ Kevin M. Robinson
Kevin M. Robinson
Chief Executive Officer and Chief Legal Officer

Date:       October 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:          /s/ Kevin M. Robinson
Kevin M. Robinson
Chief Executive Officer and Chief Legal Officer

Date:      October 26, 2011

By:       /s/ John Sullivan
John Sullivan
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:    October 26, 2011